John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 1.3%					$2,041,283
(Cost $1,857,691)
Argentina 0.1%					148,436
Republic of Argentina Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41		400,000	148,436
Bahrain 0.2%					398,419
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	398,419
Costa Rica 0.5%					747,257
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	747,257
Egypt 0.3%					438,751
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	438,751
Saudi Arabia 0.2%					308,420
Kingdom of Saudi Arabia Bond (A)	4.500	04-22-60		265,000	308,420

Corporate bonds 60.0%					$94,522,015
(Cost $91,138,331)
Communication services 10.5%					16,494,067
Diversified telecommunication services 3.6%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	468,600
Cable Onda SA (A)	4.500	01-30-30		400,000	421,700
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	492,454
Connect Finco SARL (A)	6.750	10-01-26		700,000	723,625
Kenbourne Invest SA (A)	6.875	11-26-24		450,000	477,590
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	211,800
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	423,679
Radiate Holdco LLC (A)	6.500	09-15-28		485,000	498,338
Sable International Finance, Ltd. (A)	5.750	09-07-27		425,000	447,823
Telecom Italia Capital SA	6.000	09-30-34		400,000	442,000
Telesat Canada (A)	5.625	12-06-26		315,000	314,184
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	520,838
Zayo Group Holdings, Inc. (A)	4.000	03-01-27		220,000	215,050
Entertainment 0.7%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	362,509
Live Nation Entertainment, Inc. (A)	3.750	01-15-28		110,000	109,700
Netflix, Inc. (A)	4.875	06-15-30		500,000	576,250
Playtika Holding Corp. (A)	4.250	03-15-29		126,000	124,110
Interactive media and services 0.6%
ANGI Group LLC (A)	3.875	08-15-28		110,000	108,075
Arches Buyer, Inc. (A)	4.250	06-01-28		100,000	98,250
Arches Buyer, Inc. (A)	6.125	12-01-28		60,000	61,350
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	268,556
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	419,738
Media 3.2%
Altice France Holding SA (A)	6.000	02-15-28		550,000	539,000
CCO Holdings LLC (A)	4.500	08-15-30		300,000	305,709
CCO Holdings LLC	4.500	05-01-32		600,000	605,310
Clear Channel Worldwide Holdings, Inc.	9.250	02-15-24		269,000	282,316
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	508,500
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
iHeartCommunications, Inc.	8.375	05-01-27		250,000	$267,325
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	251,390
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		420,000	451,038
MDC Partners, Inc. (A)	7.500	05-01-24		460,000	468,050
National CineMedia LLC (A)	5.875	04-15-28		270,000	257,513
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	118,300
Univision Communications, Inc. (A)	4.500	05-01-29		105,000	106,262
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	398,317
VTR Comunicaciones SpA (A)	5.125	01-15-28		207,000	214,245
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	212,344
Wireless telecommunication services 2.4%
Globe Telecom, Inc.	2.500	07-23-30		200,000	188,640
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	411,317
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		320,000	341,478
SoftBank Group Corp.	5.125	09-19-27		265,000	281,665
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	527,125
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		500,000	526,875
T-Mobile USA, Inc.	4.375	04-15-40		400,000	447,524
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25		450,000	481,654
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	515,951
Consumer discretionary 9.0%					14,136,018
Automobiles 0.6%
Ford Motor Credit Company LLC	4.000	11-13-30		200,000	203,988
Ford Motor Credit Company LLC	4.063	11-01-24		185,000	195,586
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30		480,000	538,200
Diversified consumer services 1.1%
Adtalem Global Education, Inc. (A)	5.500	03-01-28		275,000	274,709
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	340,438
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	173,506
Sotheby's (A)	7.375	10-15-27		500,000	535,000
Stena International SA (A)	6.125	02-01-25		400,000	415,000
Hotels, restaurants and leisure 5.9%
Affinity Gaming (A)	6.875	12-15-27		305,000	323,968
Bally's Corp. (A)	6.750	06-01-27		470,000	499,812
Carnival Corp. (A)	5.750	03-01-27		230,000	244,375
Carnival Corp. (A)	7.625	03-01-26		110,000	120,450
Dave & Buster's, Inc. (A)	7.625	11-01-25		270,000	287,550
ESH Hospitality, Inc. (A)	4.625	10-01-27		285,000	301,388
ESH Hospitality, Inc. (A)	5.250	05-01-25		485,000	494,094
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	239,751
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31		125,000	126,061
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		425,000	457,406
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	373,700
International Game Technology PLC (A)	4.125	04-15-26		260,000	268,450
International Game Technology PLC (A)	5.250	01-15-29		110,000	117,013
International Game Technology PLC (A)	6.500	02-15-25		400,000	443,148
Life Time, Inc. (A)	8.000	04-15-26		120,000	126,600
Melco Resorts Finance, Ltd.	5.625	07-17-27		300,000	316,125
MGM China Holdings, Ltd.	5.875	05-15-26		200,000	210,782
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	6.750	05-01-25		425,000	$455,617
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	501,025
New Red Finance, Inc. (A)	4.375	01-15-28		450,000	455,625
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	511,980
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	204,792
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	538,485
Studio City Finance, Ltd. (A)	6.500	01-15-28		400,000	431,000
Travel + Leisure Company	6.600	10-01-25		310,000	349,138
Travel + Leisure Company (A)	6.625	07-31-26		280,000	320,606
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		75,000	76,688
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	449,198
Household durables 0.3%
Empire Communities Corp. (A)	7.000	12-15-25		110,000	116,188
KB Home	4.000	06-15-31		251,000	251,000
TopBuild Corp. (A)	3.625	03-15-29		130,000	128,050
Internet and direct marketing retail 0.4%
Prosus NV (A)	2.031	08-03-32	EUR	170,000	213,011
Prosus NV (A)	3.680	01-21-30		400,000	424,505
Multiline retail 0.1%
Macy's Retail Holdings LLC (A)	5.875	04-01-29		130,000	138,476
Specialty retail 0.2%
Lithia Motors, Inc. (A)	3.875	06-01-29		200,000	205,472
PetSmart, Inc. (A)	4.750	02-15-28		170,000	176,052
Textiles, apparel and luxury goods 0.4%
Hanesbrands, Inc. (A)	5.375	05-15-25		430,000	453,689
Levi Strauss & Company (A)	3.500	03-01-31		110,000	108,321
Consumer staples 3.1%					4,833,093
Food and staples retailing 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	194,513
Food products 2.3%
BRF SA (A)	5.750	09-21-50		200,000	199,476
JBS USA Food Company (A)	5.750	01-15-28		500,000	529,380
Kraft Heinz Foods Company	4.250	03-01-31		330,000	366,943
MARB BondCo PLC (A)	3.950	01-29-31		215,000	206,671
NBM US Holdings, Inc. (A)	7.000	05-14-26		700,000	756,000
Post Holdings, Inc. (A)	4.500	09-15-31		550,000	543,813
Simmons Foods, Inc. (A)	4.625	03-01-29		130,000	131,625
TBLA International Pte, Ltd.	7.000	01-24-23		400,000	361,000
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	545,834
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	160,200
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	318,750
Kronos Acquisition Holdings, Inc. (A)	5.000	12-31-26		110,000	111,788
Personal products 0.3%
Natura Cosmeticos SA (A)	4.125	05-03-28		200,000	205,100
Oriflame Investment Holding PLC (A)	5.125	05-04-26		200,000	202,000
Energy 6.6%					10,397,335
Energy equipment and services 0.4%
Honghua Group, Ltd.	6.375	08-01-22		200,000	194,995
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	507,500
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 6.2%
Antero Resources Corp.	5.000	03-01-25		295,000	$302,110
Antero Resources Corp. (A)	5.375	03-01-30		65,000	65,248
Antero Resources Corp. (A)	8.375	07-15-26		110,000	123,958
Cheniere Energy Partners LP (A)	4.000	03-01-31		230,000	237,406
Cheniere Energy Partners LP	4.500	10-01-29		445,000	470,588
Energean Israel Finance, Ltd. (A)	5.375	03-30-28		100,000	103,606
Energean Israel Finance, Ltd. (A)	5.875	03-30-31		190,000	196,757
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	529,615
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	206,281
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	215,286
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	205,680
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	202,300
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	266,625
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	460,582
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	411,600
MEG Energy Corp. (A)	5.875	02-01-29		87,000	90,480
MEG Energy Corp. (A)	7.125	02-01-27		255,000	273,488
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	528,938
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	332,063
NuStar Logistics LP	6.375	10-01-30		235,000	257,325
Oasis Petroleum, Inc. (A)	6.375	06-01-26		100,000	101,625
Occidental Petroleum Corp.	6.375	09-01-28		135,000	150,131
Occidental Petroleum Corp.	6.625	09-01-30		135,000	154,699
Parkland Corp. (A)	5.875	07-15-27		350,000	373,097
Petrobras Global Finance BV	6.750	06-03-50		430,000	483,535
Petroleos Mexicanos	6.625	06-15-35		635,000	611,981
Petroleos Mexicanos (A)	6.875	10-16-25		260,000	290,394
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	560,427
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22		340,000	294,100
Talos Production, Inc. (A)	12.000	01-15-26		180,000	183,600
Thaioil Treasury Center Company, Ltd.	3.500	10-17-49		300,000	265,021
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	505,006
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		275,000	241,288
Financials 6.3%					9,918,611
Banks 3.5%
Banco BTG Pactual SA (A)	5.750	09-28-22		215,000	226,612
Banco do Brasil SA (A)	4.875	04-19-23		340,000	362,100
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	731,567
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25		330,000	364,238
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25		485,000	540,775
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	466,537
Freedom Mortgage Corp. (A)	8.250	04-15-25		325,000	338,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	489,236
Itau Unibanco Holding SA (A)	3.250	01-24-25		450,000	463,275
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24		520,000	571,610
Nanyang Commercial Bank, Ltd. (5.000% to 6-2-22, then 5 Year CMT + 3.205%) (B)	5.000	06-02-22		200,000	201,496
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	400,000	$404,128
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	350,000	355,320
Capital markets 0.9%
Deutsche Bank AG (4.875% to 12-1-27, then 5 Year ICE Swap Rate + 2.553%)	4.875	12-01-32	425,000	459,502
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	400,000	358,027
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	495,000	548,213
Consumer finance 0.3%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	462,888
Diversified financial services 0.6%
Brightstar Escrow Corp. (A)	9.750	10-15-25	185,000	200,725
GE Capital International Funding Company	4.418	11-15-35	300,000	348,763
Operadora de Servicios Mega SA de CV (A)	8.250	02-11-25	500,000	496,250
Insurance 0.9%
Athene Holding, Ltd.	6.150	04-03-30	320,000	398,328
Brighthouse Financial, Inc.	5.625	05-15-30	200,000	242,274
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	690,000	768,122
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	125,000	120,625
Health care 4.3%				6,851,903
Health care equipment and supplies 0.0%
Varex Imaging Corp. (A)	7.875	10-15-27	62,000	70,060
Health care providers and services 2.7%
AdaptHealth LLC (A)	4.625	08-01-29	120,000	117,742
Centene Corp.	2.500	03-01-31	330,000	316,140
Centene Corp.	3.000	10-15-30	390,000	390,000
Centene Corp.	3.375	02-15-30	515,000	520,150
DaVita, Inc. (A)	3.750	02-15-31	440,000	421,850
DaVita, Inc. (A)	4.625	06-01-30	500,000	509,945
MEDNAX, Inc. (A)	6.250	01-15-27	500,000	529,287
Rede D'or Finance Sarl (A)	4.500	01-22-30	800,000	808,408
Select Medical Corp. (A)	6.250	08-15-26	330,000	347,945
U.S. Renal Care, Inc. (A)	10.625	07-15-27	250,000	260,220
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25	260,000	264,290
Life sciences tools and services 0.0%
Syneos Health, Inc. (A)	3.625	01-15-29	105,000	102,506
Pharmaceuticals 1.4%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	500,000	540,000
Bausch Health Companies, Inc. (A)	5.750	08-15-27	325,000	338,813
Organon Finance 1 LLC (A)	5.125	04-30-31	295,000	302,708
Prestige Brands, Inc. (A)	3.750	04-01-31	230,000	220,800
Takeda Pharmaceutical Company, Ltd.	3.375	07-09-60	375,000	365,478
Viatris, Inc. (A)	4.000	06-22-50	420,000	425,561
Industrials 6.6%				10,348,502
Aerospace and defense 0.7%
Embraer Netherlands Finance BV (A)	6.950	01-17-28	265,000	300,908
The Boeing Company	5.705	05-01-40	675,000	840,290
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31		200,000	$202,252
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	210,749
XPO Logistics, Inc. (A)	6.250	05-01-25		270,000	288,716
Airlines 0.6%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	225,273
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		190,330	209,399
United Airlines, Inc. (A)	4.375	04-15-26		220,000	227,975
US Airways 2012-2 Class B Pass Through Trust	6.750	06-03-21		240,957	240,957
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	520,680
Commercial services and supplies 1.7%
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	278,883
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	349,820
APX Group, Inc.	7.625	09-01-23		500,000	515,000
Cimpress PLC (A)	7.000	06-15-26		500,000	524,375
Deluxe Corp. (A)	8.000	06-01-29		120,000	124,860
Elis SA	1.625	04-03-28	EUR	300,000	358,993
Garda World Security Corp. (A)	9.500	11-01-27		250,000	275,625
Stericycle, Inc. (A)	3.875	01-15-29		115,000	114,713
Williams Scotsman International, Inc. (A)	4.625	08-15-28		105,000	107,796
Construction and engineering 1.3%
Arcosa, Inc. (A)	4.375	04-15-29		170,000	170,952
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	6.000	02-01-26		110,000	113,850
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	645,211
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		235,000	240,875
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	430,000
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		234,000	246,870
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	248,453
Electrical equipment 0.1%
Atkore, Inc. (A)	4.250	06-01-31		125,000	123,963
Industrial conglomerates 0.3%
Turkiye Sise ve Cam Fabrikalari AS (A)	6.950	03-14-26		435,000	482,894
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	218,325
Vertical Holdco GmbH (A)	6.625	07-15-28	EUR	130,000	169,429
Road and rail 0.5%
Uber Technologies, Inc. (A)	8.000	11-01-26		750,000	809,843
Trading companies and distributors 0.1%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	128,438
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	211,040
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	191,095
Information technology 1.4%					2,149,737
IT services 0.8%
21Vianet Group, Inc.	7.875	10-15-21		200,000	200,979
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		935,000	786,569
Square, Inc. (A)	2.750	06-01-26		85,000	85,689
Square, Inc. (A)	3.500	06-01-31		120,000	119,993
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		330,000	336,438
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (A)	8.000	02-10-26		160,000	$174,006
Seagate HDD Cayman (A)	4.125	01-15-31		450,000	446,063
Materials 5.6%					8,917,068
Chemicals 1.8%
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	306,176
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		400,000	408,925
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	473,310
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	508,772
The Scotts Miracle-Gro Company	4.500	10-15-29		450,000	468,585
Tronox, Inc. (A)	4.625	03-15-29		230,000	235,589
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	201,180
Yingde Gases Investment, Ltd.	6.250	01-19-23		300,000	309,150
Construction materials 0.5%
Cemex SAB de CV (A)	3.875	07-11-31		200,000	200,252
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	217,384
Wienerberger AG	2.750	06-04-25	EUR	300,000	392,413
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	342,975
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	128,040
Metals and mining 3.0%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	325,848
Adaro Indonesia PT	4.250	10-31-24		250,000	257,500
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	201,100
China Hongqiao Group, Ltd.	7.125	07-22-22		400,000	410,490
Commercial Metals Company	3.875	02-15-31		195,000	192,563
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	466,970
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	560,738
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22		300,000	292,135
JSW Steel, Ltd.	5.950	04-18-24		400,000	429,286
Novelis Corp. (A)	4.750	01-30-30		435,000	456,750
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22		400,000	408,171
Volcan Cia Minera SAA (A)	4.375	02-11-26		430,000	419,680
Yankuang Group Cayman, Ltd.	4.000	07-16-23		300,000	303,086
Real estate 4.3%					6,807,654
Equity real estate investment trusts 1.3%
GLP Capital LP	4.000	01-15-30		300,000	318,387
Outfront Media Capital LLC (A)	4.250	01-15-29		120,000	118,772
RHP Hotel Properties LP (A)	4.500	02-15-29		230,000	228,850
SBA Communications Corp.	3.875	02-15-27		250,000	255,625
Uniti Group LP (A)	6.500	02-15-29		130,000	128,700
Uniti Group LP (A)	7.125	12-15-24		220,000	226,600
VICI Properties LP (A)	4.125	08-15-30		265,000	269,081
VICI Properties LP (A)	4.625	12-01-29		465,000	483,763
Real estate management and development 3.0%
Agile Group Holdings, Ltd. (7.875% to 7-31-24, then 5 Year CMT + 11.294%) (B)	7.875	07-31-24		200,000	205,738
Central China Real Estate, Ltd.	7.250	07-16-24		200,000	181,969
China SCE Group Holdings, Ltd.	7.375	04-09-24		200,000	209,436
CIFI Holdings Group Company, Ltd.	6.000	07-16-25		200,000	210,900
Country Garden Holdings Company, Ltd.	5.625	01-14-30		350,000	381,883
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Easy Tactic, Ltd.	5.875	02-13-23	300,000	$282,866
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	346,200
Hopson Development Holdings, Ltd.	7.500	06-27-22	200,000	204,591
Logan Group Company, Ltd.	4.250	09-17-24	200,000	199,116
New Metro Global, Ltd.	7.500	12-16-21	200,000	204,338
New World China Land, Ltd.	4.750	01-23-27	300,000	317,981
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	208,490
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	207,988
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	208,489
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	209,572
Times China Holdings, Ltd.	6.750	07-08-25	200,000	206,697
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	207,003
Yuzhou Group Holdings Company, Ltd.	7.850	08-12-26	200,000	174,429
Yuzhou Group Holdings Company, Ltd.	8.500	02-04-23	200,000	200,077
Zhenro Properties Group, Ltd.	7.875	04-14-24	200,000	203,513
Zhenro Properties Group, Ltd.	8.650	01-21-23	200,000	206,600
Utilities 2.3%				3,668,027
Electric utilities 0.8%
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	96,449
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	153,400
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)	6.250	02-01-22	450,000	459,000
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%)	4.000	01-15-51	182,000	192,560
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	342,375
Gas utilities 0.8%
AmeriGas Partners LP	5.750	05-20-27	400,000	444,000
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	630,000	619,763
Superior Plus LP (A)	4.500	03-15-29	245,000	249,180
Independent power and renewable electricity producers 0.4%
Greenko Dutch BV (A)	3.850	03-29-26	200,000	204,300
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	200,000	201,400
ReNew Power Private, Ltd.	6.450	09-27-22	200,000	206,500
Multi-utilities 0.3%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	460,000	499,100
Term loans (C) 0.2%				$345,971
(Cost $343,624)
Health care 0.2%				345,971
Health care providers and services 0.2%

Gentiva Health Services, Inc., 2020 Term Loan (1 month LIBOR + 2.750%)	2.875	07-02-25	346,838	345,971
Collateralized mortgage obligations 0.3%				$468,712
(Cost $450,650)
Commercial and residential 0.3%				468,712
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(D)	2.101	10-15-36	468,404	468,712
Asset backed securities 0.9%				$1,503,399
(Cost $1,459,555)
Asset backed securities 0.9%				1,503,399
Arby's Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	69,475	72,074
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	532,738	$576,624
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	74,438	77,883
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	124,063	136,064
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	199,812	211,473
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	435,974	429,281

	Shares	Value
Common stocks 28.7%		$45,178,708
(Cost $40,458,630)
Communication services 2.4%		3,790,275
Diversified telecommunication services 2.0%
BCE, Inc.	5,311	264,044
Elisa OYJ	4,478	265,522
HKT Trust & HKT, Ltd.	193,000	263,642
Koninklijke KPN NV	78,036	260,862
Orange SA	21,246	271,128
Proximus SADP	11,933	243,204
Singapore Telecommunications, Ltd.	145,800	266,528
Spark New Zealand, Ltd.	85,018	276,733
Swisscom AG	505	285,278
Telefonica Deutschland Holding AG	90,171	248,150
Verizon Communications, Inc.	10,500	593,145
Media 0.2%
Shaw Communications, Inc., Class B	9,993	298,785
Wireless telecommunication services 0.2%
Tele2 AB, B Shares	18,593	253,254
Consumer discretionary 0.4%		588,872
Specialty retail 0.4%
Best Buy Company, Inc.	5,066	588,872
Consumer staples 5.4%		8,458,540
Beverages 0.8%
PepsiCo, Inc.	4,230	625,786
The Coca-Cola Company	11,693	646,506
Food products 2.2%
Archer-Daniels-Midland Company	9,619	639,952
Bunge, Ltd.	7,213	626,233
Campbell Soup Company	12,269	597,132
Conagra Brands, Inc.	8,362	318,592
General Mills, Inc.	10,128	636,646
Kellogg Company	9,649	631,913
Household products 1.5%
Colgate-Palmolive Company	7,608	637,398
Kimberly-Clark Corp.	4,406	575,556
The Clorox Company	3,141	555,109
The Procter & Gamble Company	4,415	595,363
Tobacco 0.9%
Altria Group, Inc.	11,771	579,369
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Tobacco (continued)
British American Tobacco PLC	6,212	$239,257
Imperial Brands PLC	12,419	281,574
Japan Tobacco, Inc.	13,700	272,154
Energy 0.2%		273,538
Oil, gas and consumable fuels 0.2%
Enbridge, Inc.	7,111	273,538
Financials 3.5%		5,475,698
Banks 1.9%
BOC Hong Kong Holdings, Ltd.	78,000	287,710
Canadian Imperial Bank of Commerce	2,788	328,777
Concordia Financial Group, Ltd.	40,000	151,542
JPMorgan Chase & Co.	3,906	641,521
Royal Bank of Canada	2,929	304,574
The Bank of Nova Scotia	4,507	303,389
The PNC Financial Services Group, Inc.	3,125	608,375
The Toronto-Dominion Bank	4,207	303,219
Capital markets 0.6%
Daiwa Securities Group, Inc.	50,500	292,123
T. Rowe Price Group, Inc.	3,430	656,331
Insurance 1.0%
Admiral Group PLC	6,562	273,240
MS&AD Insurance Group Holdings, Inc.	9,100	278,786
Poste Italiane SpA (A)	10,309	144,542
The Travelers Companies, Inc.	3,973	634,488
Zurich Insurance Group AG	635	267,081
Health care 2.1%		3,349,427
Biotechnology 0.8%
AbbVie, Inc.	5,711	646,485
Amgen, Inc.	2,442	581,049
Pharmaceuticals 1.3%
GlaxoSmithKline PLC	14,374	274,167
Johnson & Johnson	3,710	627,918
Merck & Company, Inc.	7,964	604,388
Pfizer, Inc.	15,890	615,420
Industrials 2.3%		3,593,895
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	2,939	630,709
Electrical equipment 0.8%
Eaton Corp. PLC	4,327	628,497
Emerson Electric Company	6,666	637,870
Industrial conglomerates 0.4%
3M Company	3,096	628,612
Machinery 0.3%
Amada Company, Ltd.	23,500	253,863
Komatsu, Ltd.	5,100	153,742
Trading companies and distributors 0.4%
Mitsubishi Corp.	10,100	276,158
Mitsui & Company, Ltd.	13,100	289,752
Sumitomo Corp.	6,700	94,692
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Information technology 1.4%		$2,239,535
Communications equipment 0.4%
Cisco Systems, Inc.	11,738	620,940
IT services 0.4%
Paychex, Inc.	6,303	637,485
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc.	1,276	602,693
Technology hardware, storage and peripherals 0.2%
NetApp, Inc.	4,891	378,417
Materials 2.6%		4,066,032
Chemicals 1.2%
Asahi Kasei Corp.	23,300	261,625
International Flavors & Fragrances, Inc.	4,393	622,356
Mitsubishi Gas Chemical Company, Inc.	10,900	256,142
Mitsui Chemicals, Inc.	8,100	273,988
Tosoh Corp.	13,300	236,479
Yara International ASA	5,277	281,497
Containers and packaging 0.6%
International Paper Company	5,040	318,024
Packaging Corp. of America	4,221	627,452
Metals and mining 0.6%
Fortescue Metals Group, Ltd.	16,446	280,870
Newmont Corp.	8,644	635,161
Paper and forest products 0.2%
Mondi PLC	10,088	272,438
Real estate 2.0%		3,250,003
Equity real estate investment trusts 1.5%
Crown Castle International Corp.	3,413	646,764
Mapletree Commercial Trust	165,600	258,911
Mapletree Logistics Trust	178,880	267,477
Prologis, Inc.	5,588	658,462
Public Storage	2,197	620,609
Real estate management and development 0.5%
CK Asset Holdings, Ltd.	43,000	292,759
Daito Trust Construction Company, Ltd.	2,200	239,536
Sun Hung Kai Properties, Ltd.	17,000	265,485
Utilities 6.4%		10,092,893
Electric utilities 2.6%
Alliant Energy Corp.	10,876	621,563
American Electric Power Company, Inc.	7,078	608,708
Endesa SA	9,787	282,171
Eversource Energy	7,019	569,873
Fortum OYJ	9,866	284,993
Power Assets Holdings, Ltd.	42,500	266,652
Red Electrica Corp. SA	14,616	292,650
The Southern Company	9,543	609,989
Xcel Energy, Inc.	8,786	622,752
Gas utilities 0.2%
Snam SpA	46,291	272,416
Multi-utilities 3.2%
Ameren Corp.	7,672	645,982
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Canadian Utilities, Ltd., Class A (E)	9,743	$281,471
CMS Energy Corp.	9,736	610,837
Dominion Energy, Inc.	7,950	605,313
Dominion Energy, Inc.	4,500	447,750
DTE Energy Company	4,489	619,437
National Grid PLC	20,586	274,781
Public Service Enterprise Group, Inc.	9,961	618,777
Sempra Energy	2,314	313,524
WEC Energy Group, Inc.	6,435	604,311
Water utilities 0.4%

Essential Utilities, Inc.	13,367	638,943
Preferred securities 3.0%		$4,785,350
(Cost $4,300,575)
Communication services 0.4%		553,438
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	553,438
Financials 0.2%		306,950
Banks 0.2%
Wells Fargo & Company, 7.500%	211	306,950
Industrials 0.0%		31,027
Trading companies and distributors 0.0%
Fortress Transportation and Infrastructure Investors LLC (8.250% 6-15-26, then 5 Year CMT + 7.378%)	1,150	31,027
Information technology 0.3%		532,308
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	350	532,308
Utilities 2.1%		3,361,627
Electric utilities 0.8%
American Electric Power Company, Inc., 6.125%	9,491	476,543
NextEra Energy, Inc., 6.219%	10,224	494,637
SCE Trust VI, 5.000%	10,564	263,466
Gas utilities 0.5%
Spire, Inc., 7.500%	7,643	407,754
UGI Corp., 7.250%	4,500	468,000
Multi-utilities 0.8%
CenterPoint Energy, Inc., 7.000%	13,000	593,320
DTE Energy Company, 6.250%	7,050	359,903
NiSource, Inc., 7.750%	2,800	298,004

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.5%				$8,670,806
(Cost $8,670,461)
Commercial paper 2.0%				3,249,699
BASF SE	0.150	06-30-21	500,000	499,940
Emerson Electric Company	0.060	07-23-21	750,000	749,920
Loreal USA, Inc.	0.030	06-21-21	750,000	749,980
Sumitomo Mitsui Trust	0.130	08-02-21	500,000	499,925
Thunder Bay Funding LLC	0.130	07-12-21	750,000	749,934
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government 1.3%				$1,999,744
U.S. Treasury Bill (F)	0.048	12-02-21	1,000,000	999,872
U.S. Treasury Bill (F)	0.057	12-02-21	1,000,000	999,872

	Yield (%)	Shares	Value
Short-term funds 2.2%			3,421,363
John Hancock Collateral Trust (G)	0.0241(H)	25,066	250,784
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(H)	3,170,579	3,170,579

Total investments (Cost $148,679,517) 99.9%	$157,516,244
Other assets and liabilities, net 0.1%	118,871
Total net assets 100.0%	$157,635,115

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,357,389 or 39.6% of the fund's net assets as of 5-31-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $233,594.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-21:
United States	58.4%
China	3.3%
Mexico	3.2%
Canada	3.2%
Japan	3.1%
Hong Kong	2.5%
Luxembourg	2.4%
United Kingdom	2.2%
Netherlands	2.0%
Ireland	1.5%
Other countries	18.2%
TOTAL	100.0%
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,890,231	EUR	1,551,225	RBC	7/21/2021	—	$(8,469)
USD	566,399	MXN	11,320,000	RBC	7/21/2021	$1,384	—
						$1,384	$(8,469)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	55.50	Jun 2021	13	1,300	$435	$(195)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	54.00	Jun 2021	13	1,300	520	(2,698)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	54.50	Jun 2021	12	1,200	528	(1,134)
Exchange-traded	iShares MSCI Japan ETF	USD	71.00	Jun 2021	18	1,800	764	(36)
Exchange-traded	iShares MSCI Japan ETF	USD	68.00	Jun 2021	18	1,800	827	(1,809)
Exchange-traded	iShares MSCI Japan ETF	USD	69.50	Jun 2021	18	1,800	791	(675)
							$3,865	$(6,547)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	54.00	Jun 2021	64	6,400	$6,366	$(1,088)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.50	Jun 2021	60	6,000	6,418	(1,020)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	53.00	Jun 2021	59	5,900	5,072	(2,183)
Exchange-traded	iShares MSCI Japan ETF	USD	69.50	Jun 2021	25	2,500	2,537	(2,513)
Exchange-traded	iShares MSCI Japan ETF	USD	66.00	Jun 2021	24	2,400	3,047	(396)
Exchange-traded	iShares MSCI Japan ETF	USD	67.50	Jun 2021	23	2,300	2,232	(1,484)
							$25,672	$(8,684)
							$29,537	$(15,231)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	7,250.00	Jun 2021	3	3	$129	$(1)
GSI	FTSE 100 Index	GBP	7,150.00	Jun 2021	5	5	307	(91)
GSI	S&P/ASX 200 Index	AUD	7,275.00	Jun 2021	2	2	35	(12)
GSI	S&P/ASX 200 Index	AUD	7,150.00	Jun 2021	2	2	37	(125)
UBS	S&P/ASX 200 Index	AUD	7,175.00	Jun 2021	2	2	50	(129)
							$558	$(358)
Exchange-traded	EURO STOXX 50 Index	EUR	4,075.00	Jun 2021	3	30	870	(697)
Exchange-traded	EURO STOXX 50 Index	EUR	4,075.00	Jun 2021	3	30	1,010	(1,248)
Exchange-traded	EURO STOXX 50 Index	EUR	4,100.00	Jun 2021	2	20	676	(807)
Exchange-traded	FTSE 100 Index	GBP	7,150.00	Jun 2021	1	10	565	(334)
Exchange-traded	S&P 500 Index	USD	4,295.00	Jun 2021	3	300	7,129	(210)
Exchange-traded	S&P 500 Index	USD	4,245.00	Jun 2021	2	200	5,238	(3,100)
Exchange-traded	S&P 500 Index	USD	4,260.00	Jun 2021	3	300	7,917	(6,060)
							$23,405	$(12,456)
Puts
GSI	FTSE 100 Index	GBP	7,100.00	Jun 2021	9	9	$1,164	$(1,190)
GSI	FTSE 100 Index	GBP	7,013.00	Jun 2021	8	8	1,212	(700)
							$2,376	$(1,890)
Exchange-traded	EURO STOXX 50 Index	EUR	4,000.00	Jun 2021	5	50	3,296	(570)
Exchange-traded	EURO STOXX 50 Index	EUR	4,000.00	Jun 2021	4	40	3,277	(995)
Exchange-traded	EURO STOXX 50 Index	EUR	4,000.00	Jun 2021	4	40	2,807	(1,537)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	FTSE 100 Index	GBP	7,000.00	Jun 2021	1	10	$1,351	$(1,071)
Exchange-traded	S&P 500 Index	USD	4,225.00	Jun 2021	2	200	11,793	(5,840)
Exchange-traded	S&P 500 Index	USD	4,165.00	Jun 2021	2	200	14,478	(4,240)
Exchange-traded	S&P 500 Index	USD	4,185.00	Jun 2021	2	200	11,858	(7,930)
							$48,860	$(22,183)
							$75,199	$(36,887)

Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
RBC	Royal Bank of Canada
UBS	UBS AG
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$2,041,283	—	$2,041,283	—
Corporate bonds	94,522,015	—	94,522,015	—
Term loans	345,971	—	345,971	—
Collateralized mortgage obligations	468,712	—	468,712	—
Asset backed securities	1,503,399	—	1,503,399	—
Common stocks	45,178,708	$33,853,154	11,325,554	—
Preferred securities	4,785,350	4,785,350	—	—
Short-term investments	8,670,806	3,421,363	5,249,443	—
Total investments in securities	$157,516,244	$42,059,867	$115,456,377	—
Derivatives:
Assets
Forward foreign currency contracts	$1,384	—	$1,384	—
Liabilities
Forward foreign currency contracts	(8,469)	—	(8,469)	—
|	17

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Written options	$(52,118)	$(49,870)	$(2,248)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	25,066	—	$1,707,501	$(1,456,672)	$(53)	$8	$1,617	—	$250,784
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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